Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

        The table below sets forth selected unaudited financial data for each quarter of the last two years.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
Year ended December 31, 2011
Net operating revenues	$693,186	$698,749	$694,131	$718,441
Income from operations	87,632	81,026	68,073	73,988
Net income attributable to Select Medical Corporation	$38,224	$22,272	$27,291	$38,660

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
Year ended December 31, 2012
Net operating revenues	$744,021	$750,193	$713,669	$741,086
Income from operations	91,604	93,513	70,819	80,923
Net income attributable to Select Medical Corporation	$43,279	$45,018	$25,953	$41,254